UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Broadmark Asset Management, LLC
Address:    12 East 52nd Street
            3rd Floor
            New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jerome Crown
Title:      Chief Financial Officer
Phone:      212-586-6566

Signature, Place and Date of Signing:


/s/  Jerome Crown                  New York, NY             August 15, 2011
------------------------- ------------------------ ----------------------------

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT

[_]   13F NOTICE

[_]   13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:    $212,632
                                           (thousands)

List of Other Included Managers:

No.     Form 13F File Number           Name

1.       028-12088                     Forward Management, LLC

                                                     FORM 13F INFORMATION TABLE
                                                   Broadmark Asset Management LLC
                                                           June 30, 2011
COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED    NONE
--------------             --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------    ----
SPDR S&P 500 ETF TR        TR UNIT           78462F103  209,625   1,588,426 SH         OTHER       1             0    1,588,426 0
I SHARES TRUST             FTSE CHINA25 IDX  464287184    3,007      70,000     CALL   OTHER       1        41,300       28,700 0

SK 02915 0002 1214984